Investments - Mortgage Loans (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 19,746.0		$ 19,522.0	$ 19,802.9
Commercial mortgage loans
Mortgage loan disclosures
Mortgage loans, purchased	50.1	$ 106.8	108.1	261.3
Mortgage loans, Total amortized cost	$ 16,400.3		$ 16,100.2	$ 16,243.4
Percent of mortgage loans (as a percent)	100.00%		100.00%	100.00%
Commercial mortgage loans | Office
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 3,452.1		$ 3,651.5	$ 4,331.8
Percent of mortgage loans (as a percent)	21.00%		22.70%	26.70%
Commercial mortgage loans | Retail
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 1,431.0		$ 1,457.4	$ 1,502.5
Percent of mortgage loans (as a percent)	8.70%		9.10%	9.20%
Commercial mortgage loans | Industrial
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 3,891.5		$ 3,526.7	$ 3,246.4
Percent of mortgage loans (as a percent)	23.70%		21.90%	20.00%
Commercial mortgage loans | Apartments
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 7,260.9		$ 7,148.5	$ 6,848.3
Percent of mortgage loans (as a percent)	44.40%		44.40%	42.20%
Commercial mortgage loans | Hotel
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 66.8		$ 68.6	$ 72.5
Percent of mortgage loans (as a percent)	0.40%		0.40%	0.40%
Commercial mortgage loans | Mixed use/other
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 298.0		$ 247.5	$ 241.9
Percent of mortgage loans (as a percent)	1.80%		1.50%	1.50%
Commercial mortgage loans | New England
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 353.3		$ 367.6	$ 513.3
Percent of mortgage loans (as a percent)	2.20%		2.30%	3.20%
Commercial mortgage loans | Middle Atlantic
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 4,587.2		$ 4,525.0	$ 4,518.8
Percent of mortgage loans (as a percent)	27.90%		28.10%	27.80%
Commercial mortgage loans | East North Central
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 591.9		$ 584.5	$ 653.9
Percent of mortgage loans (as a percent)	3.60%		3.60%	4.00%
Commercial mortgage loans | West North Central
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 352.9		$ 336.9	$ 371.9
Percent of mortgage loans (as a percent)	2.20%		2.10%	2.30%
Commercial mortgage loans | South Atlantic
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 2,880.9		$ 2,768.8	$ 2,565.5
Percent of mortgage loans (as a percent)	17.60%		17.20%	15.80%
Commercial mortgage loans | East South Central
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 475.3		$ 430.3	$ 340.6
Percent of mortgage loans (as a percent)	2.90%		2.70%	2.10%
Commercial mortgage loans | West South Central
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 1,277.4		$ 1,272.0	$ 1,208.8
Percent of mortgage loans (as a percent)	7.80%		7.90%	7.40%
Commercial mortgage loans | Mountain
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 874.1		$ 825.9	$ 940.9
Percent of mortgage loans (as a percent)	5.30%		5.10%	5.80%
Commercial mortgage loans | Pacific
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 5,007.3		$ 4,989.2	$ 5,129.7
Percent of mortgage loans (as a percent)	30.50%		31.00%	31.60%
Residential mortgage loans
Mortgage loan disclosures
Mortgage loans, purchased	$ 74.2	394.0	$ 505.6	$ 1,805.2	$ 2,272.4
Mortgage loans, sold		$ 13.2	99.3	512.8
Mortgage loans, Total amortized cost	$ 3,162.2		$ 3,253.2	$ 3,559.5